Derivatives - Net Investment Hedges (Details) - Net Investment Hedges € in Millions, ₩ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 EUR (€)
Net investment hedges
Effective portion of net investment hedge reclassified out of other comprehensive income into income	$ 0	$ 0	$ 0
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	206,000,000	206,000,000	246,000,000
Ineffective portion of gain (loss) on derivative and amount excluded from effectiveness testing recognized in income	(3,000,000)	11,000,000	1,000,000
Foreign currency forward contracts
Net investment hedges
Derivative notional amount				₩ 248	€ 150
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	(9,000,000)	143,000,000	94,000,000
Foreign currency forward contracts | Cost of Sales
Net investment hedges
Ineffective portion of gain (loss) on derivative and amount excluded from effectiveness testing recognized in income	(3,000,000)	11,000,000	1,000,000
Foreign Currency Denominated Debt
Net investment hedges
Face amount of debt designated as a net investment hedge | €					€ 4,400
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	$ 215,000,000	$ 63,000,000	$ 152,000,000